Cover	Sep. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Entity File Number	1-11758
Entity Registrant Name	Morgan Stanley
Entity Central Index Key	0000895421
Entity Tax Identification Number	36-3145972
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MS
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series A, $0.01 par value
Trading Symbol	MS/PA
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series E, $0.01 par value
Trading Symbol	MS/PE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series F, $0.01 par value
Trading Symbol	MS/PF
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series I, $0.01 par value
Trading Symbol	MS/PI
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series K, $0.01 par value
Trading Symbol	MS/PK
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series L, $0.01 par value
Trading Symbol	MS/PL
Security Exchange Name	NYSE
Series O Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series O, $0.01 par value
Trading Symbol	MS/PO
Security Exchange Name	NYSE
Series P Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series P, $0.01 par value
Trading Symbol	MS/PP
Security Exchange Name	NYSE
Series Q Preferred Stock [Member]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series Q, $0.01 par value
Trading Symbol	MS/PQ
Security Exchange Name	NYSE
Global Medium Term Notes Series A Fixed Rate Step Up Senior Notes Due 2026 Of Morgan Stanley Finance L L C [Member]
Title of 12(b) Security	Global Medium-Term Notes, Series A, Fixed Rate Step-Up Senior Notes Due 2026
Trading Symbol	MS/26C
Security Exchange Name	NYSE
Global Medium Term Notes Series A Floating Rate Notes Due 2029 Of Morgan Stanley Finance L L C [Member]
Title of 12(b) Security	Global Medium-Term Notes, Series A, Floating Rate Notes Due 2029
Trading Symbol	MS/29
Security Exchange Name	NYSE